Government and Vendor Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 03, 2020
Government and Vendor Notes Payable (Details) [Line Items]
Accrued Interest				$ 265,714
Disaster relief loan			$ 450,000	450,000
Maturity term						30 years
Principal balance				51,109
Repayments				51,109
Subsidiaries [Member]
Government and Vendor Notes Payable (Details) [Line Items]
Disaster relief loan						$ 450,000	$ 450,000	$ 450,000
Loans interest rate						3.75%
MOD’s [Member]
Government and Vendor Notes Payable (Details) [Line Items]
Principal balance				79,002
PPP Loans [Member]
Government and Vendor Notes Payable (Details) [Line Items]
Loans face amount								$ 621,069	$ 621,069	$ 11,757
Maturity date, description	The loans bore interest at 1% per annum and were scheduled to mature in May and June 2022.		The loans bore interest at 1% per annum and were scheduled to mature in May and June 2022.
Principal amount					$ 632,826
Accrued Interest					$ 6,503
Other operating income			$ 632,826
Interest Income			6,503
Accrued on government and vendor notes payable	$ 28,942		24,723	12,240
Interest expense	$ 4,219	$ 7,605	$ 13,010	$ 12,240